Schwab Capital Trust
Schwab Core Equity Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.5%
Lear Corp.	85,433	10,831,196

Banks 3.8%
Bank of America Corp.	461,564	14,160,784
Citigroup, Inc.	423,136	30,110,358
Fifth Third Bancorp	95,621	2,838,987
JPMorgan Chase & Co.	202,905	23,536,980
MGIC Investment Corp. *	240,001	3,084,013
Regions Financial Corp.	426,976	6,801,728
The PNC Financial Services Group, Inc.	19,566	2,795,981
		83,328,831

Capital Goods 6.8%
Allison Transmission Holdings, Inc.	672,046	30,880,514
AMETEK, Inc.	27,986	2,507,825
Caterpillar, Inc.	53,729	7,074,497
Curtiss-Wright Corp.	27,750	3,521,753
Dover Corp.	184,818	17,899,623
Eaton Corp. plc	91,851	7,549,234
Honeywell International, Inc.	53,157	9,167,456
Illinois Tool Works, Inc.	29,748	4,588,034
Masco Corp.	657,675	26,813,410
Oshkosh Corp.	137,157	11,462,211
Parker-Hannifin Corp.	35,853	6,277,143
Spirit AeroSystems Holdings, Inc., Class A	52,407	4,026,954
Teledyne Technologies, Inc. *	13,223	3,851,595
The Boeing Co.	39,786	13,574,188
		149,194,437

Commercial & Professional Services 1.2%
ManpowerGroup, Inc.	48,520	4,432,302
Robert Half International, Inc.	288,819	17,447,556
Waste Management, Inc.	47,988	5,614,596
		27,494,454

Consumer Durables & Apparel 1.5%
LVMH Moet Hennessy Louis Vuitton SE ADR	84,504	6,991,016
PulteGroup, Inc.	654,121	20,611,353
Sony Corp. ADR	103,895	5,907,469
		33,509,838

Consumer Services 3.4%
Darden Restaurants, Inc.	174,450	21,206,142
Hilton Worldwide Holdings, Inc.	94,398	9,114,127
Starbucks Corp.	424,604	40,205,753
Wyndham Destinations, Inc.	71,414	3,360,743
		73,886,765

Security	Number of Shares	Value ($)
Diversified Financials 6.0%
Ameriprise Financial, Inc.	178,991	26,044,980
Capital One Financial Corp.	355,907	32,892,925
Discover Financial Services	143,175	12,848,524
E*TRADE Financial Corp.	98,415	4,801,668
Evercore, Inc., Class A	47,207	4,077,269
LPL Financial Holdings, Inc.	85,695	7,187,240
Morgan Stanley	385,874	17,194,545
Morningstar, Inc.	42,207	6,414,620
MSCI, Inc.	28,961	6,581,098
Synchrony Financial	339,745	12,190,051
T. Rowe Price Group, Inc.	24,191	2,743,017
		132,975,937

Energy 3.7%
Chevron Corp.	295,410	36,367,925
ConocoPhillips	626,433	37,009,662
Patterson-UTI Energy, Inc.	217,606	2,530,758
Valero Energy Corp.	69,441	5,919,845
		81,828,190

Food & Staples Retailing 1.7%
Casey's General Stores, Inc.	67,370	10,907,877
Sysco Corp.	262,069	17,970,071
Walmart, Inc.	71,514	7,893,715
		36,771,663

Food, Beverage & Tobacco 3.8%
Campbell Soup Co.	299,349	12,375,088
Monster Beverage Corp. *	65,684	4,234,647
Nestle S.A. ADR	136,034	14,430,487
PepsiCo, Inc.	291,604	37,269,907
Tyson Foods, Inc., Class A	201,086	15,986,337
		84,296,466

Health Care Equipment & Services 6.3%
Anthem, Inc.	48,873	14,398,475
Cardinal Health, Inc.	138,031	6,312,158
HCA Healthcare, Inc.	154,242	20,592,849
Hill-Rom Holdings, Inc.	282,113	30,084,530
Hologic, Inc. *	391,550	20,066,938
McKesson Corp.	92,320	12,827,864
Medtronic plc	151,277	15,421,177
Molina Healthcare, Inc. *	74,422	9,881,753
Omnicell, Inc. *	49,435	3,718,006
UnitedHealth Group, Inc.	24,400	6,075,844
		139,379,594

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Household & Personal Products 1.2%
Kimberly-Clark Corp.	142,886	19,382,486
Unilever N.V.	102,824	5,937,058
		25,319,544

Insurance 3.1%
Loews Corp.	204,923	10,971,577
MetLife, Inc.	748,506	36,991,167
The Allstate Corp.	183,711	19,730,561
		67,693,305

Materials 3.8%
Berry Global Group, Inc. *	57,910	2,608,846
BHP Group plc ADR	296,819	14,170,139
Celanese Corp.	262,394	29,432,735
DuPont de Nemours, Inc.	76,991	5,555,671
PPG Industries, Inc.	84,670	9,939,411
Steel Dynamics, Inc.	340,681	10,734,858
The Sherwin-Williams Co.	22,448	11,516,722
		83,958,382

Media & Entertainment 8.5%
Alphabet, Inc., Class A *	61,329	74,710,988
Alphabet, Inc., Class C *	10,791	13,129,194
Discovery, Inc., Class A *	279,411	8,468,947
Facebook, Inc., Class A *	161,776	31,421,752
IAC/InterActiveCorp *	53,858	12,874,755
Live Nation Entertainment, Inc. *	190,061	13,695,796
Tencent Holdings Ltd. ADR	134,940	6,274,710
The Interpublic Group of Cos., Inc.	92,931	2,129,978
The Walt Disney Co.	44,176	6,317,610
Viacom, Inc., Class B	527,948	16,023,222
Zynga, Inc., Class A *	393,992	2,513,669
		187,560,621

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Alexion Pharmaceuticals, Inc. *	189,312	21,447,157
Amgen, Inc.	58,597	10,933,028
Biogen, Inc. *	49,722	11,824,886
Gilead Sciences, Inc.	231,999	15,200,574
Jazz Pharmaceuticals plc *	88,893	12,389,906
Johnson & Johnson	222,895	29,025,387
Merck & Co., Inc.	115,426	9,579,204
Novartis AG ADR	264,681	24,239,486
Novo Nordisk A/S ADR	128,184	6,142,577
PRA Health Sciences, Inc. *	81,219	8,114,590
Regeneron Pharmaceuticals, Inc. *	28,385	8,650,613
Roche Holding AG ADR	114,207	3,831,645
		161,379,053

Real Estate 2.1%
American Tower Corp.	157,143	33,254,601
AvalonBay Communities, Inc.	16,187	3,379,684
Boston Properties, Inc.	38,886	5,169,894
Simon Property Group, Inc.	21,234	3,444,155
		45,248,334

Retailing 6.1%
Amazon.com, Inc. *	46,650	87,085,287
AutoZone, Inc. *	23,552	26,449,838
Best Buy Co., Inc.	121,658	9,310,487
Security	Number of Shares	Value ($)
eBay, Inc.	81,339	3,350,353
The Home Depot, Inc.	36,775	7,858,450
		134,054,415

Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	615,939	31,135,716
Lam Research Corp.	57,626	12,021,360
Xilinx, Inc.	35,072	4,005,573
		47,162,649

Software & Services 15.3%
Accenture plc, Class A	91,040	17,532,483
Akamai Technologies, Inc. *	164,582	14,504,612
Automatic Data Processing, Inc.	105,322	17,538,219
Booz Allen Hamilton Holding Corp.	195,625	13,449,219
Cadence Design Systems, Inc. *	86,589	6,399,793
Fortinet, Inc. *	68,560	5,506,054
Intuit, Inc.	103,172	28,610,627
Mastercard, Inc., Class A	55,148	15,015,146
Microsoft Corp.	909,805	123,979,127
Oracle Corp.	354,664	19,967,583
PayPal Holdings, Inc. *	148,906	16,439,222
VeriSign, Inc. *	189,994	40,105,834
Visa, Inc., Class A	105,461	18,772,058
		337,819,977

Technology Hardware & Equipment 5.8%
Apple, Inc.	441,422	94,040,543
Cisco Systems, Inc.	495,614	27,457,016
Motorola Solutions, Inc.	34,720	5,762,131
		127,259,690

Telecommunication Services 0.8%
AT&T, Inc.	82,566	2,811,372
Verizon Communications, Inc.	266,730	14,742,167
		17,553,539

Transportation 0.4%
United Airlines Holdings, Inc. *	101,954	9,370,592

Utilities 4.4%
Exelon Corp.	899,908	40,549,854
IDACORP, Inc.	93,898	9,583,230
NRG Energy, Inc.	572,654	19,550,408
Portland General Electric Co.	284,854	15,624,242
UGI Corp.	233,446	11,926,756
		97,234,490
Total Common Stock
(Cost $1,722,873,834)		2,195,111,962

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 0.2% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26% (a)	4,352,744	4,352,744
Total Other Investment Company
(Cost $4,352,744)		4,352,744
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,195,111,962	$—	$—	$2,195,111,962
Other Investment Company[1]	4,352,744	—	—	4,352,744
Total	$2,199,464,706	$—	$—	$2,199,464,706
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Dividend Equity Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.5%
Dana, Inc.	65,558	1,095,474
Lear Corp.	26,198	3,321,383
		4,416,857

Banks 10.4%
Bank of America Corp.	76,267	2,339,872
CIT Group, Inc.	176,428	8,918,435
Citigroup, Inc.	330,136	23,492,478
JPMorgan Chase & Co.	206,173	23,916,068
MGIC Investment Corp. *	488,053	6,271,481
Regions Financial Corp.	911,618	14,522,075
The PNC Financial Services Group, Inc.	76,717	10,962,859
		90,423,268

Capital Goods 6.8%
Allison Transmission Holdings, Inc.	321,049	14,752,202
Builders FirstSource, Inc. *	117,190	2,013,324
Cummins, Inc.	12,597	2,065,908
Dover Corp.	80,358	7,782,672
Illinois Tool Works, Inc.	15,150	2,336,584
Masco Corp.	397,709	16,214,596
Parker-Hannifin Corp.	22,933	4,015,110
Spirit AeroSystems Holdings, Inc., Class A	62,989	4,840,075
Teledyne Technologies, Inc. *	9,193	2,677,737
The Boeing Co.	8,157	2,783,005
		59,481,213

Commercial & Professional Services 0.7%
Nielsen Holdings plc	60,000	1,389,600
Robert Half International, Inc.	86,391	5,218,880
		6,608,480

Consumer Durables & Apparel 0.9%
adidas AG ADR	4,458	710,873
PulteGroup, Inc.	110,628	3,485,888
Sony Corp. ADR	18,085	1,028,313
Whirlpool Corp.	21,501	3,127,966
		8,353,040

Consumer Services 3.6%
Darden Restaurants, Inc.	43,509	5,288,954
Hilton Worldwide Holdings, Inc.	38,410	3,708,485
McDonald's Corp.	7,866	1,657,524
SeaWorld Entertainment, Inc. *	38,198	1,167,713
Starbucks Corp.	144,677	13,699,465
Security	Number of Shares	Value ($)
The Cheesecake Factory, Inc.	65,462	2,820,103
Wyndham Destinations, Inc.	61,327	2,886,049
		31,228,293

Diversified Financials 8.6%
Affiliated Managers Group, Inc.	79,759	6,842,524
Ameriprise Financial, Inc.	47,425	6,900,812
Berkshire Hathaway, Inc., Class B *	44,855	9,214,563
Capital One Financial Corp.	194,154	17,943,713
Discover Financial Services	37,254	3,343,174
Evercore, Inc., Class A	42,004	3,627,885
Lazard Ltd., Class A	53,780	2,081,824
Legg Mason, Inc.	17,900	674,114
Morgan Stanley	226,119	10,075,863
MSCI, Inc.	7,969	1,810,875
Navient Corp.	274,260	3,880,779
Synchrony Financial	253,852	9,108,210
		75,504,336

Energy 9.0%
Chevron Corp.	259,600	31,959,356
ConocoPhillips	334,859	19,783,470
CVR Energy, Inc.	57,086	3,029,554
Exxon Mobil Corp.	268,269	19,948,483
Patterson-UTI Energy, Inc.	130,209	1,514,330
Valero Energy Corp.	32,396	2,761,759
		78,996,952

Food & Staples Retailing 0.2%
Walmart, Inc.	14,480	1,598,302

Food, Beverage & Tobacco 4.7%
Campbell Soup Co.	153,815	6,358,712
Coca-Cola Consolidated, Inc.	6,012	1,764,702
Flowers Foods, Inc.	98,785	2,341,205
Ingredion, Inc.	66,026	5,103,150
Nestle S.A. ADR	41,817	4,435,947
PepsiCo, Inc.	110,225	14,087,857
Philip Morris International, Inc.	25,028	2,092,591
Tyson Foods, Inc., Class A	61,376	4,879,392
		41,063,556

Health Care Equipment & Services 5.7%
Anthem, Inc.	5,624	1,656,886
Cardinal Health, Inc.	99,501	4,550,181
CVS Health Corp.	15,839	884,925
HCA Healthcare, Inc.	53,906	7,196,990
Hill-Rom Holdings, Inc.	33,741	3,598,140
Hologic, Inc. *	179,491	9,198,914
McKesson Corp.	59,004	8,198,606
Medtronic plc	140,796	14,352,744
		49,637,386

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Household & Personal Products 3.0%
Kimberly-Clark Corp.	121,110	16,428,572
The Procter & Gamble Co.	85,905	10,140,226
		26,568,798

Insurance 4.7%
Allianz SE ADR	79,896	1,853,188
First American Financial Corp.	42,059	2,431,851
MetLife, Inc.	358,458	17,714,994
The Allstate Corp.	151,297	16,249,298
The Travelers Cos., Inc.	16,361	2,398,850
		40,648,181

Materials 4.9%
Axalta Coating Systems Ltd. *	61,760	1,829,949
Berry Global Group, Inc. *	71,134	3,204,587
BHP Group plc ADR	99,711	4,760,203
Celanese Corp.	132,494	14,861,852
Domtar Corp.	105,006	4,457,505
DuPont de Nemours, Inc.	12,020	867,363
H.B. Fuller Co.	10,381	496,315
PPG Industries, Inc.	21,837	2,563,445
Reliance Steel & Aluminum Co.	32,107	3,209,095
Steel Dynamics, Inc.	194,743	6,136,352
		42,386,666

Media & Entertainment 3.6%
Alphabet, Inc., Class A *	3,286	4,003,005
Altice USA, Inc., Class A *	108,006	2,787,635
Cinemark Holdings, Inc.	98,391	3,927,769
Comcast Corp., Class A	129,117	5,573,981
Discovery, Inc., Class A *	120,308	3,646,535
Meredith Corp.	13,708	752,021
The Walt Disney Co.	24,691	3,531,060
TripAdvisor, Inc. *	12,239	540,352
Viacom, Inc., Class B	231,015	7,011,305
		31,773,663

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Alexion Pharmaceuticals, Inc. *	24,547	2,780,930
Amgen, Inc.	32,292	6,025,041
Biogen, Inc. *	3,997	950,567
Gilead Sciences, Inc.	91,816	6,015,784
Johnson & Johnson	141,214	18,388,887
Novartis AG ADR	24,356	2,230,523
Novo Nordisk A/S ADR	110,359	5,288,403
Pfizer, Inc.	207,154	8,045,861
Regeneron Pharmaceuticals, Inc. *	9,204	2,805,011
Roche Holding AG ADR	348,632	11,696,604
		64,227,611

Real Estate 6.6%
Alexander & Baldwin, Inc.	144,845	3,405,306
American Tower Corp.	70,588	14,937,832
Boston Properties, Inc.	35,780	4,756,951
Brandywine Realty Trust	324,769	4,790,343
Colony Capital, Inc.	245,021	1,384,368
EPR Properties	21,000	1,563,030
Equity LifeStyle Properties, Inc.	19,987	2,483,385
Gaming & Leisure Properties, Inc.	30,880	1,164,485
Global Net Lease, Inc.	54,227	1,058,511
Omega Healthcare Investors, Inc.	90,405	3,281,701
Outfront Media, Inc.	103,355	2,809,189
Security	Number of Shares	Value ($)
Park Hotels & Resorts, Inc.	85,641	2,261,779
PS Business Parks, Inc.	42,135	7,373,625
Retail Properties of America, Inc., Class A	447,793	5,445,163
Simon Property Group, Inc.	5,174	839,223
		57,554,891

Retailing 0.8%
AutoZone, Inc. *	1,317	1,479,044
Best Buy Co., Inc.	62,495	4,782,742
Kohl's Corp.	9,660	520,288
		6,782,074

Semiconductors & Semiconductor Equipment 2.3%
Broadcom, Inc.	11,549	3,349,094
Intel Corp.	311,297	15,736,063
Lam Research Corp.	3,055	637,304
		19,722,461

Software & Services 2.8%
International Business Machines Corp.	31,718	4,701,876
Microsoft Corp.	25,988	3,541,385
VeriSign, Inc. *	75,676	15,974,447
		24,217,708

Technology Hardware & Equipment 3.0%
Apple, Inc.	19,294	4,110,394
Cisco Systems, Inc.	258,919	14,344,113
HP, Inc.	390,361	8,213,195
		26,667,702

Telecommunication Services 2.4%
AT&T, Inc.	169,080	5,757,174
BT Group plc ADR (a)	38,144	454,677
CenturyLink, Inc.	149,383	1,806,040
Telephone & Data Systems, Inc.	28,040	906,814
Verizon Communications, Inc.	212,248	11,730,947
		20,655,652

Transportation 0.5%
Southwest Airlines Co.	61,107	3,148,844
United Airlines Holdings, Inc. *	10,162	933,989
		4,082,833

Utilities 6.5%
AES Corp.	106,354	1,785,684
Edison International	1,873	139,613
Exelon Corp.	394,296	17,766,978
IDACORP, Inc.	17,881	1,824,935
NRG Energy, Inc.	421,582	14,392,809
Portland General Electric Co.	300,454	16,479,902
UGI Corp.	82,260	4,202,663
		56,592,584
Total Common Stock
(Cost $743,043,146)		869,192,507

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 2.26% (b)	60,219	60,219
Total Other Investment Company
(Cost $60,219)		60,219
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Barclays Capital, Inc.
1.75%, 08/01/19 (c)	1,736,801	1,736,801
Total Short-Term Investment
(Cost $1,736,801)		1,736,801
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $58,837.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$869,192,507	$—	$—	$869,192,507
Other Investment Company[1]	60,219	—	—	60,219
Short-Term Investment[1]	—	1,736,801	—	1,736,801
Total	$869,252,726	$1,736,801	$—	$870,989,527
[1]	As categorized in Portfolio Holdings.

Schwab Capital Trust
Schwab Large-Cap Growth Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Banks 1.1%
Essent Group Ltd. *	5,629	259,835
MGIC Investment Corp. *	107,752	1,384,613
Regions Financial Corp.	24,104	383,977
		2,028,425

Capital Goods 6.3%
Allison Transmission Holdings, Inc.	68,015	3,125,289
Dover Corp.	8,999	871,553
Honeywell International, Inc.	4,917	847,986
Masco Corp.	35,514	1,447,906
Oshkosh Corp.	8,184	683,937
Parker-Hannifin Corp.	6,007	1,051,705
Spirit AeroSystems Holdings, Inc., Class A	8,307	638,310
The Boeing Co.	8,743	2,982,937
		11,649,623

Commercial & Professional Services 1.5%
Deluxe Corp.	10,064	449,056
Insperity, Inc.	1,420	151,017
Korn Ferry	4,762	187,051
Robert Half International, Inc.	17,219	1,040,200
Waste Management, Inc.	7,673	897,741
		2,725,065

Consumer Durables & Apparel 1.3%
NIKE, Inc., Class B	6,613	568,917
Sony Corp. ADR	29,578	1,681,805
Whirlpool Corp.	982	142,861
		2,393,583

Consumer Services 2.7%
Darden Restaurants, Inc.	8,670	1,053,925
Hilton Worldwide Holdings, Inc.	11,430	1,103,566
Starbucks Corp.	29,462	2,789,757
		4,947,248

Diversified Financials 2.7%
Ameriprise Financial, Inc.	5,266	766,256
E*TRADE Financial Corp.	20,759	1,012,831
Evercore, Inc., Class A	7,191	621,087
MSCI, Inc.	2,842	645,816
Synchrony Financial	16,651	597,438
T. Rowe Price Group, Inc.	11,395	1,292,079
		4,935,507

Energy 1.0%
ConocoPhillips	32,494	1,919,746

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.8%
Campbell Soup Co.	13,627	563,340
Flowers Foods, Inc.	63,996	1,516,706
Ingredion, Inc.	3,383	261,472
Nestle S.A. ADR	5,000	530,400
PepsiCo, Inc.	29,252	3,738,698
Post Holdings, Inc. *	3,518	377,200
		6,987,816

Health Care Equipment & Services 6.5%
Cardinal Health, Inc.	8,800	402,424
HCA Healthcare, Inc.	4,666	622,958
Hill-Rom Holdings, Inc.	18,000	1,919,520
Hologic, Inc. *	51,114	2,619,592
Integra LifeSciences Holdings Corp. *	3,735	236,762
McKesson Corp.	3,936	546,907
Medtronic plc	11,067	1,128,170
Omnicell, Inc. *	5,483	412,376
The Cooper Cos., Inc.	1,683	567,844
UnitedHealth Group, Inc.	12,773	3,180,605
Veeva Systems, Inc., Class A *	2,183	362,160
		11,999,318

Household & Personal Products 0.4%
Kimberly-Clark Corp.	2,109	286,086
Unilever N.V.	8,839	510,364
		796,450

Insurance 0.5%
MetLife, Inc.	19,058	941,846

Materials 2.0%
Berry Global Group, Inc. *	19,491	878,069
Celanese Corp.	18,181	2,039,363
Steel Dynamics, Inc.	28,525	898,823
		3,816,255

Media & Entertainment 11.6%
Alphabet, Inc., Class A *	8,408	10,242,625
Comcast Corp., Class A	19,328	834,390
Discovery, Inc., Class A *	31,269	947,763
Facebook, Inc., Class A *	28,935	5,620,045
IAC/InterActiveCorp *	3,742	894,525
Live Nation Entertainment, Inc. *	7,911	570,067
Netflix, Inc. *	2,537	819,426
Tencent Holdings Ltd. ADR	17,936	834,024
The Walt Disney Co.	4,478	640,399
		21,403,264

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.1%
AbbVie, Inc.	5,396	359,482
Alexion Pharmaceuticals, Inc. *	20,667	2,341,364
Amgen, Inc.	6,279	1,171,536
Biogen, Inc. *	5,303	1,261,159
Charles River Laboratories International, Inc. *	2,478	333,390
Jazz Pharmaceuticals plc *	3,368	469,432
Novartis AG ADR	15,855	1,452,001
Novo Nordisk A/S ADR	27,644	1,324,700
PRA Health Sciences, Inc. *	9,199	919,072
Regeneron Pharmaceuticals, Inc. *	6,233	1,899,569
Roche Holding AG ADR	41,287	1,385,179
Waters Corp. *	1,105	232,669
		13,149,553

Real Estate 1.8%
American Tower Corp.	9,476	2,005,311
Boston Properties, Inc.	3,288	437,140
Outfront Media, Inc.	17,195	467,360
PS Business Parks, Inc.	2,394	418,950
		3,328,761

Retailing 10.4%
Amazon.com, Inc. *	7,082	13,220,536
AutoZone, Inc. *	1,198	1,345,402
Best Buy Co., Inc.	14,403	1,102,262
The Home Depot, Inc.	15,328	3,275,440
The TJX Cos., Inc.	7,375	402,380
		19,346,020

Semiconductors & Semiconductor Equipment 3.3%
Broadcom, Inc.	1,399	405,696
Intel Corp.	9,986	504,792
Lam Research Corp.	9,574	1,997,232
NVIDIA Corp.	4,051	683,485
Teradyne, Inc.	7,901	440,323
Texas Instruments, Inc.	16,794	2,099,418
		6,130,946

Software & Services 22.9%
Accenture plc, Class A	7,782	1,498,657
Adobe, Inc. *	9,966	2,978,439
Akamai Technologies, Inc. *	18,618	1,640,804
Autodesk, Inc. *	4,518	705,576
Booz Allen Hamilton Holding Corp.	6,903	474,581
Cadence Design Systems, Inc. *	23,444	1,732,746
Citrix Systems, Inc.	5,404	509,273
Fortinet, Inc. *	1,843	148,011
Intuit, Inc.	8,010	2,221,253
j2 Global, Inc.	9,829	875,666
Mastercard, Inc., Class A	11,525	3,137,912
Microsoft Corp.	105,218	14,338,057
Nuance Communications, Inc. *	32,123	534,527
Security	Number of Shares	Value ($)
Oracle Corp.	19,279	1,085,408
PayPal Holdings, Inc. *	28,198	3,113,059
Proofpoint, Inc. *	3,022	381,376
VeriSign, Inc. *	14,565	3,074,526
Visa, Inc., Class A	18,825	3,350,850
VMware, Inc., Class A	3,108	542,315
		42,343,036

Technology Hardware & Equipment 10.5%
Apple, Inc.	65,704	13,997,580
Cisco Systems, Inc.	70,884	3,926,973
F5 Networks, Inc. *	2,704	396,731
Keysight Technologies, Inc. *	8,209	734,870
Motorola Solutions, Inc.	2,720	451,411
		19,507,565

Transportation 1.2%
Southwest Airlines Co.	7,025	361,998
Union Pacific Corp.	10,096	1,816,775
		2,178,773

Utilities 0.7%
Exelon Corp.	17,373	782,827
NRG Energy, Inc.	13,037	445,083
		1,227,910
Total Common Stock
(Cost $125,369,241)		183,756,710
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Barclays Capital, Inc.
1.75%, 08/01/19 (a)	1,268,423	1,268,423
Total Short-Term Investment
(Cost $1,268,423)		1,268,423

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/20/19	3	447,345	14,590
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$183,756,710	$—	$—	$183,756,710
Short-Term Investment[1]	—	1,268,423	—	1,268,423
Futures Contracts[2]	14,590	—	—	14,590
Total	$183,771,300	$1,268,423	$—	$185,039,723
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Small-Cap Equity Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 2.6%
American Axle & Manufacturing Holdings, Inc. *	165,973	2,003,294
Cooper Tire & Rubber Co.	94,887	2,554,358
Dana, Inc.	337,444	5,638,689
Gentherm, Inc. *	94,670	3,872,950
Modine Manufacturing Co. *	76,175	1,045,121
Superior Industries International, Inc.	118,420	303,155
		15,417,567

Banks 11.5%
1st Source Corp.	51,704	2,427,503
BancFirst Corp.	31,107	1,814,782
Bank of Marin Bancorp	2,536	110,874
Banner Corp.	43,681	2,588,536
Boston Private Financial Holdings, Inc.	30,955	357,221
Cadence BanCorp	145,414	2,492,396
Century Bancorp, Inc., Class A	3,340	279,725
Customers Bancorp, Inc. *	113,429	2,338,906
Essent Group Ltd. *	105,541	4,871,773
Financial Institutions, Inc.	113,439	3,492,787
First BanCorp	763,062	8,210,547
First Defiance Financial Corp.	44,212	1,269,769
First Financial Corp.	55,409	2,405,305
Flagstar Bancorp, Inc.	49,993	1,723,759
Great Southern Bancorp, Inc.	12,741	763,950
Hilltop Holdings, Inc.	182,670	4,142,956
International Bancshares Corp.	188,613	7,097,507
MGIC Investment Corp. *	518,513	6,662,892
MidWestOne Financial Group, Inc.	14,578	452,938
MMA Capital Holdings, Inc. *	7,320	234,826
OFG Bancorp	226,091	5,116,439
Peapack-Gladstone Financial Corp.	18,917	537,810
Radian Group, Inc.	233,784	5,330,275
Republic Bancorp, Inc., Class A	31,590	1,509,054
TCF Financial Corp.	115,491	2,469,198
Timberland Bancorp, Inc.	7,071	195,442
		68,897,170

Capital Goods 11.4%
Albany International Corp., Class A	44,463	3,823,373
Astronics Corp. *	35,169	1,295,626
Atkore International Group, Inc. *	337,239	9,203,252
AZZ, Inc.	26,901	1,253,048
Builders FirstSource, Inc. *	84,323	1,448,669
Columbus McKinnon Corp.	62,686	2,409,650
Comfort Systems USA, Inc.	99,984	4,199,328
Commercial Vehicle Group, Inc. *	241,130	1,957,976
EMCOR Group, Inc.	73,312	6,186,800
Encore Wire Corp.	44,914	2,466,677
EnerSys	21,602	1,471,312
Federal Signal Corp.	35,355	1,101,308
Security	Number of Shares	Value ($)
Generac Holdings, Inc. *	22,020	1,592,046
General Finance Corp. *	126,368	1,021,053
Great Lakes Dredge & Dock Corp. *	440,253	4,723,915
Hillenbrand, Inc.	121,384	4,089,427
Moog, Inc., Class A	57,967	4,721,992
Mueller Industries, Inc.	36,022	1,087,504
Park-Ohio Holdings Corp.	29,706	909,004
PGT Innovations, Inc. *	77,956	1,256,651
Primoris Services Corp.	28,315	593,482
Regal Beloit Corp.	8,783	699,302
Rexnord Corp. *	130,551	3,823,839
SPX Corp. *	45,192	1,577,201
Vectrus, Inc. *	22,722	918,878
WESCO International, Inc. *	83,238	4,223,496
		68,054,809

Commercial & Professional Services 4.5%
Barrett Business Services, Inc.	55,530	4,858,875
Deluxe Corp.	69,149	3,085,428
Heidrick & Struggles International, Inc.	52,221	1,550,964
Herman Miller, Inc.	32,904	1,491,867
Insperity, Inc.	17,998	1,914,087
Kelly Services, Inc., Class A	103,470	2,879,570
Kforce, Inc.	16,371	558,087
Kimball International, Inc., Class B	114,701	1,988,915
Korn Ferry	32,263	1,267,291
Steelcase, Inc., Class A	26,203	443,093
Tetra Tech, Inc.	9,872	781,863
TriNet Group, Inc. *	68,130	5,010,280
TrueBlue, Inc. *	34,592	683,884
		26,514,204

Consumer Durables & Apparel 3.1%
Crocs, Inc. *	194,456	4,443,319
Fossil Group, Inc. *	111,495	1,230,905
Installed Building Products, Inc. *	66,646	3,550,899
KB Home	46,573	1,223,473
M/I Homes, Inc. *	75,579	2,673,229
Malibu Boats, Inc., Class A *	123,591	3,723,797
Meritage Homes Corp. *	29,326	1,841,966
		18,687,588

Consumer Services 2.2%
BJ's Restaurants, Inc.	22,639	898,768
Bloomin' Brands, Inc.	65,442	1,114,477
Boyd Gaming Corp.	78,720	2,085,293
K12, Inc. *	65,939	1,968,279
PlayAGS, Inc. *	105,215	1,973,834
Red Robin Gourmet Burgers, Inc. *	37,112	1,225,438
SeaWorld Entertainment, Inc. *	64,722	1,978,552
The Habit Restaurants, Inc., Class A *	191,597	1,915,970
		13,160,611

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 2.8%
Enova International, Inc. *	203,937	5,496,102
Navient Corp.	448,444	6,345,483
On Deck Capital, Inc. *	561,858	2,011,452
Regional Management Corp. *	122,143	2,947,310
		16,800,347

Energy 2.8%
Arch Coal, Inc., Class A	20,268	1,807,095
Cactus, Inc., Class A *	116,493	3,421,399
CONSOL Energy, Inc. *	158,631	3,408,980
CVR Energy, Inc.	33,537	1,779,809
Evolution Petroleum Corp.	77,791	474,525
FTS International, Inc. *	46,167	183,283
Matrix Service Co. *	109,625	2,013,811
Peabody Energy Corp.	49,516	1,042,807
Whiting Petroleum Corp. *	60,417	1,068,173
World Fuel Services Corp.	43,254	1,688,636
		16,888,518

Food & Staples Retailing 0.1%
Natural Grocers by Vitamin Cottage, Inc. *	65,010	596,142

Food, Beverage & Tobacco 1.3%
Coca-Cola Consolidated, Inc.	8,074	2,369,961
John B. Sanfilippo & Son, Inc.	22,424	1,948,870
Lancaster Colony Corp.	3,780	589,000
The Simply Good Foods Co. *	37,637	1,024,855
Universal Corp.	24,914	1,482,383
		7,415,069

Health Care Equipment & Services 4.9%
Accuray, Inc. *	336,951	1,394,977
Computer Programs & Systems, Inc.	49,498	1,277,543
CONMED Corp.	11,452	1,000,332
Globus Medical, Inc., Class A *	30,556	1,392,743
Haemonetics Corp. *	5,149	628,590
HMS Holdings Corp. *	65,852	2,298,235
Integer Holdings Corp. *	43,155	3,777,357
Lantheus Holdings, Inc. *	116,941	2,645,206
Meridian Bioscience, Inc.	47,002	561,674
Merit Medical Systems, Inc. *	42,970	1,695,596
Natus Medical, Inc. *	134,929	4,192,244
NextGen Healthcare, Inc. *	26,328	430,726
Quidel Corp. *	17,089	1,008,764
Surmodics, Inc. *	25,062	1,045,086
Tactile Systems Technology, Inc. *	22,219	1,282,925
Tandem Diabetes Care, Inc. *	13,870	879,774
Tenet Healthcare Corp. *	45,676	1,076,583
Varex Imaging Corp. *	82,694	2,628,842
		29,217,197

Household & Personal Products 1.6%
Inter Parfums, Inc.	28,837	1,997,827
Lifevantage Corp. *	12,188	141,381
Medifast, Inc.	34,215	3,820,105
USANA Health Sciences, Inc. *	51,585	3,510,359
		9,469,672

Security	Number of Shares	Value ($)
Insurance 2.8%
American Equity Investment Life Holding Co.	173,549	4,477,564
Argo Group International Holdings Ltd.	18,354	1,256,148
Crawford & Co., Class B	18,928	177,355
Employers Holdings, Inc.	30,735	1,349,267
Health Insurance Innovations, Inc., Class A *(a)	42,502	934,619
MBIA, Inc. *	92,064	858,957
National General Holdings Corp.	137,534	3,401,216
National Western Life Group, Inc., Class A	16,598	4,464,862
		16,919,988

Materials 2.3%
Domtar Corp.	23,695	1,005,853
H.B. Fuller Co.	26,345	1,259,554
Hawkins, Inc.	6,815	297,611
Ingevity Corp. *	20,756	2,045,296
PolyOne Corp.	39,401	1,291,171
Quaker Chemical Corp.	2,105	394,456
Ryerson Holding Corp. *	297,535	2,427,886
SunCoke Energy, Inc. *	113,501	861,473
Trinseo S.A.	55,505	2,154,149
UFP Technologies, Inc. *	1,100	47,916
Verso Corp., Class A *	123,319	1,995,301
		13,780,666

Media & Entertainment 1.3%
AMC Networks, Inc., Class A *	45,759	2,442,615
Sinclair Broadcast Group, Inc., Class A	109,366	5,495,642
		7,938,257

Pharmaceuticals, Biotechnology & Life Sciences 13.9%
Affimed N.V. *	180,950	542,850
Agenus, Inc. *	110,381	266,018
AMAG Pharmaceuticals, Inc. *	60,981	503,703
Amneal Pharmaceuticals, Inc. *	50,626	185,291
ANI Pharmaceuticals, Inc. *	47,097	3,983,935
Anika Therapeutics, Inc. *	11,907	655,957
Arena Pharmaceuticals, Inc. *	43,551	2,729,777
Arrowhead Pharmaceuticals, Inc. *	46,429	1,349,227
Assertio Therapeutics, Inc. *	297,926	1,021,886
BioDelivery Sciences International, Inc. *	153,844	570,761
BioSpecifics Technologies Corp. *	27,843	1,617,678
CareDx, Inc. *	29,892	979,561
ChemoCentryx, Inc. *	45,868	366,027
Collegium Pharmaceutical, Inc. *	142,530	1,563,554
Dicerna Pharmaceuticals, Inc. *	19,524	266,112
Eagle Pharmaceuticals, Inc. *	53,366	2,927,659
Emergent BioSolutions, Inc. *	127,728	5,637,914
Enanta Pharmaceuticals, Inc. *	9,525	714,565
Endo International plc *	166,873	528,987
Esperion Therapeutics, Inc. *	84,923	3,370,594
FibroGen, Inc. *	64,321	3,039,810
Genomic Health, Inc. *	71,414	5,211,080
Halozyme Therapeutics, Inc. *	120,979	2,055,433
Harvard Bioscience, Inc. *	102,100	253,208
Horizon Therapeutics plc *	210,503	5,239,420
Lannett Co., Inc. *(a)	53,088	375,332
Ligand Pharmaceuticals, Inc. *	26,764	2,449,174
Medpace Holdings, Inc. *	87,160	6,864,722
Myriad Genetics, Inc. *	67,618	1,970,388
Nektar Therapeutics *	48,149	1,370,321
OPKO Health, Inc. *	184,697	389,711
Pacira BioSciences, Inc. *	58,480	2,566,687
PDL BioPharma, Inc. *	717,132	2,065,340

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Prestige Consumer Healthcare, Inc. *	52,178	1,805,359
Radius Health, Inc. *	67,905	1,457,241
Repligen Corp. *	38,570	3,640,622
Retrophin, Inc. *	71,159	1,408,237
Seres Therapeutics, Inc. *	100,245	273,669
Supernus Pharmaceuticals, Inc. *	63,285	2,111,820
Syneos Health, Inc. *	82,056	4,192,241
Vanda Pharmaceuticals, Inc. *	115,654	1,439,892
Veracyte, Inc. *	82,413	2,338,057
Vericel Corp. *	45,406	868,163
		83,167,983

Real Estate 9.0%
Alexander & Baldwin, Inc.	324,899	7,638,375
Braemar Hotels & Resorts, Inc.	302,846	2,761,956
Brandywine Realty Trust	399,498	5,892,595
CareTrust REIT, Inc.	134,592	3,126,572
Cedar Realty Trust, Inc.	674,051	1,873,862
Colony Capital, Inc.	977,575	5,523,299
CoreCivic, Inc.	203,418	3,452,003
Cousins Properties, Inc.	50,842	1,788,622
Essential Properties Realty Trust, Inc.	51,162	1,080,541
Gladstone Commercial Corp.	84,401	1,794,365
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	47,603	1,306,702
Hersha Hospitality Trust	48,077	750,963
Industrial Logistics Properties Trust	61,189	1,308,221
Marcus & Millichap, Inc. *	50,828	1,687,490
One Liberty Properties, Inc.	15,480	443,657
Paramount Group, Inc.	255,501	3,533,579
Piedmont Office Realty Trust, Inc., Class A	178,516	3,714,918
PS Business Parks, Inc.	5,843	1,022,525
RE/MAX Holdings, Inc., Class A	113,239	3,292,990
The RMR Group, Inc., Class A	34,763	1,711,730
		53,704,965

Retailing 1.3%
1-800-Flowers.com, Inc., Class A *	99,603	1,950,227
America's Car-Mart, Inc. *	20,218	1,822,855
Core-Mark Holding Co., Inc.	43,698	1,635,616
Funko, Inc., Class A *(a)	13,621	340,661
Tailored Brands, Inc. (a)	408,800	1,990,856
		7,740,215

Semiconductors & Semiconductor Equipment 2.6%
Diodes, Inc. *	79,018	3,366,167
Enphase Energy, Inc. *	45,675	1,285,751
Inphi Corp. *	29,258	1,761,624
NeoPhotonics Corp. *	459,693	2,109,991
Synaptics, Inc. *	60,581	1,949,497
Xperi Corp.	234,631	5,009,372
		15,482,402

Software & Services 10.2%
A10 Networks, Inc. *	259,414	1,966,358
ACI Worldwide, Inc. *	40,713	1,366,328
Agilysys, Inc. *	65,385	1,603,894
Alarm.com Holdings, Inc. *	13,779	687,710
Box, Inc., Class A *	231,893	3,835,510
CACI International, Inc., Class A *	21,469	4,619,055
Cardtronics plc, Class A *	37,921	1,079,990
ChannelAdvisor Corp. *	69,174	631,559
CommVault Systems, Inc. *	138,559	6,296,121
Cornerstone OnDemand, Inc. *	106,455	6,302,136
eGain Corp. *	109,074	844,233
Security	Number of Shares	Value ($)
EVERTEC, Inc.	147,410	4,720,068
j2 Global, Inc.	54,291	4,836,785
MobileIron, Inc. *	547,013	3,774,390
Presidio, Inc.	155,885	2,182,390
Progress Software Corp.	89,775	3,886,360
Science Applications International Corp.	28,244	2,411,190
SPS Commerce, Inc. *	7,003	783,146
Telenav, Inc. *	240,827	2,270,999
Verint Systems, Inc. *	61,935	3,584,178
Workiva, Inc. *	56,771	3,263,765
		60,946,165

Technology Hardware & Equipment 2.8%
AstroNova, Inc.	3,000	72,540
Calix, Inc. *	196,941	1,236,789
Ciena Corp. *	94,358	4,266,869
Extreme Networks, Inc. *	462,556	3,765,206
KEMET Corp.	21,768	437,972
Plantronics, Inc.	32,669	1,254,489
Sanmina Corp. *	89,549	2,843,181
ScanSource, Inc. *	17,506	594,329
Viavi Solutions, Inc. *	108,752	1,595,392
Vishay Precision Group, Inc. *	11,488	468,021
		16,534,788

Telecommunication Services 1.2%
Consolidated Communications Holdings, Inc.	100,105	471,494
Shenandoah Telecommunications Co.	30,035	1,182,178
Telephone & Data Systems, Inc.	114,926	3,716,707
United States Cellular Corp. *	39,429	1,888,255
		7,258,634

Transportation 1.5%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR *	66,936	655,304
Echo Global Logistics, Inc. *	113,653	2,393,532
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR	50,035	2,467,726
Mesa Air Group, Inc. *	78,807	806,984
Radiant Logistics, Inc. *	402,319	2,208,731
Spirit Airlines, Inc. *	15,328	650,367
		9,182,644

Utilities 1.9%
AquaVenture Holdings Ltd. *	146,753	2,528,554
Atlantic Power Corp. *	701,955	1,677,672
Avista Corp.	64,286	2,959,085
Consolidated Water Co., Ltd.	28,500	399,855
Spark Energy, Inc., Class A (a)	233,968	2,559,610
Unitil Corp.	22,832	1,337,270
		11,462,046
Total Common Stock
(Cost $575,295,464)		595,237,647

Other Investment Company 0.8% of net assets

Securities Lending Collateral 0.8%
Wells Fargo Government Money Market Fund, Select Class 2.26% (b)	5,092,405	5,092,405
Total Other Investment Company
(Cost $5,092,405)		5,092,405

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Barclays Capital, Inc.
1.75%, 08/01/19 (c)	2,265,437	2,265,437
Total Short-Term Investment
(Cost $2,265,437)		2,265,437

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 09/20/19	15	1,182,525	1,306
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,896,984.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$595,237,647	$—	$—	$595,237,647
Other Investment Company[1]	5,092,405	—	—	5,092,405
Short-Term Investment[1]	—	2,265,437	—	2,265,437
Futures Contracts[2]	1,306	—	—	1,306
Total	$600,331,358	$2,265,437	$—	$602,596,795
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Hedged Equity Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.8%
Dana, Inc.	82,787	1,383,371
Tenneco, Inc., Class A	28,734	259,755
		1,643,126

Banks 6.0%
Bank of America Corp. (a)	45,018	1,381,152
CIT Group, Inc.	9,236	466,880
Citigroup, Inc. (a)	52,460	3,733,053
First BanCorp (a)	297,950	3,205,942
Flagstar Bancorp, Inc.	7,471	257,600
JPMorgan Chase & Co.	4,658	540,328
MGIC Investment Corp. *	45,154	580,229
Popular, Inc.	26,005	1,496,848
Radian Group, Inc.	62,952	1,435,306
		13,097,338

Capital Goods 10.4%
Advanced Drainage Systems, Inc. (a)	13,051	429,769
Allison Transmission Holdings, Inc. (a)	93,720	4,306,434
Astronics Corp. *	8,300	305,772
BMC Stock Holdings, Inc. *	30,558	646,302
Builders FirstSource, Inc. *	36,837	632,860
Comfort Systems USA, Inc.	9,533	400,386
Cummins, Inc.	6,077	996,628
Dover Corp.	21,249	2,057,966
Gibraltar Industries, Inc. *	18,647	772,732
HD Supply Holdings, Inc. *	20,208	818,626
Hillenbrand, Inc.	28,118	947,295
ITT, Inc.	25,634	1,600,074
Masco Corp.	41,886	1,707,692
Masonite International Corp. *	8,905	474,637
Moog, Inc., Class A	4,118	335,452
Oshkosh Corp.	1,802	150,593
Parker-Hannifin Corp.	4,775	836,007
Patrick Industries, Inc. *	6,091	279,394
Raytheon Co. (a)	19,237	3,506,713
Spirit AeroSystems Holdings, Inc., Class A	5,624	432,148
The Boeing Co. (a)	500	170,590
United Rentals, Inc. *	6,554	829,409
		22,637,479

Commercial & Professional Services 1.4%
ASGN, Inc. *	14,219	896,508
Korn Ferry	20,811	817,456
RELX plc ADR	18,199	431,862
Robert Half International, Inc.	13,508	816,019
		2,961,845

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 2.2%
adidas AG ADR	703	112,100
NIKE, Inc., Class B (a)	27,001	2,322,896
NVR, Inc. *	133	444,771
PulteGroup, Inc.	26,865	846,516
Sony Corp. ADR	6,379	362,710
Tapestry, Inc.	23,506	727,041
		4,816,034

Consumer Services 2.8%
BJ's Restaurants, Inc. (a)	27,136	1,077,299
Boyd Gaming Corp.	30,303	802,726
Darden Restaurants, Inc.	5,746	698,484
K12, Inc. *(a)	69,675	2,079,799
Starbucks Corp.	12,611	1,194,135
The Cheesecake Factory, Inc.	8,108	349,293
		6,201,736

Diversified Financials 4.7%
Affiliated Managers Group, Inc. (a)	9,630	826,158
Ameriprise Financial, Inc.	3,952	575,056
Capital One Financial Corp. (a)	42,826	3,957,979
Evercore, Inc., Class A	17,285	1,492,905
LPL Financial Holdings, Inc.	5,566	466,820
Morgan Stanley	5,559	247,709
Navient Corp.	40,110	567,556
OneMain Holdings, Inc.	6,877	285,052
Synchrony Financial (a)	51,309	1,840,967
		10,260,202

Energy 6.2%
Cabot Oil & Gas Corp.	12,213	234,001
Cactus, Inc., Class A *	21,641	635,596
Chevron Corp.	10,105	1,244,027
ConocoPhillips (a)	60,669	3,584,325
CONSOL Energy, Inc. *	10,098	217,006
Continental Resources, Inc. *(a)	43,669	1,623,177
CVR Energy, Inc.	27,477	1,458,204
Exxon Mobil Corp.	14,025	1,042,899
HollyFrontier Corp.	10,133	504,319
Keane Group, Inc. *	47,974	301,756
Marathon Petroleum Corp. (a)	17,576	991,111
Patterson-UTI Energy, Inc.	34,335	399,316
Phillips 66 (a)	13,411	1,375,432
		13,611,169

Food & Staples Retailing 0.7%
Casey's General Stores, Inc.	2,864	463,710
Koninklijke Ahold Delhaize N.V. ADR	12,010	271,906
Walmart, Inc. (a)	7,499	827,740
		1,563,356

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 1.8%
Cia Cervecerias Unidas S.A. ADR (a)	71,573	2,001,181
Coca-Cola Consolidated, Inc.	3,655	1,072,852
Fresh Del Monte Produce, Inc. (a)	11,456	347,461
Philip Morris International, Inc.	5,231	437,364
		3,858,858

Health Care Equipment & Services 4.1%
Anthem, Inc.	2,243	660,810
CVS Health Corp.	25,460	1,422,450
HCA Healthcare, Inc.	8,776	1,171,684
Hill-Rom Holdings, Inc.	12,247	1,306,020
Hologic, Inc. *(a)	24,692	1,265,465
Medtronic plc	7,889	804,205
Quidel Corp. *	13,192	778,724
Steris plc	7,009	1,043,360
Veeva Systems, Inc., Class A *	2,709	449,423
		8,902,141

Household & Personal Products 1.8%
Medifast, Inc. (a)	18,805	2,099,578
Unilever N.V.	8,190	472,891
USANA Health Sciences, Inc. *	19,096	1,299,483
		3,871,952

Insurance 1.0%
American National Insurance Co. (a)	3,873	468,710
Loews Corp.	9,463	506,649
MetLife, Inc.	15,775	779,601
The Allstate Corp. (a)	4,021	431,855
		2,186,815

Materials 2.2%
Alcoa Corp. *(a)	22,004	494,870
Celanese Corp. (a)	13,003	1,458,547
Domtar Corp.	21,669	919,849
H.B. Fuller Co.	15,398	736,178
Kraton Corp. *	9,800	300,566
Olin Corp.	25,843	518,669
Steel Dynamics, Inc.	14,590	459,731
		4,888,410

Media & Entertainment 7.7%
Alphabet, Inc., Class A *(a)	5,645	6,876,739
AMC Networks, Inc., Class A *(a)	14,752	787,462
Comcast Corp., Class A	19,477	840,822
Discovery, Inc., Class A *(a)	56,534	1,713,545
Facebook, Inc., Class A *(a)	19,426	3,773,112
Sinclair Broadcast Group, Inc., Class A	23,275	1,169,569
The E.W. Scripps Co., Class A	34,212	524,470
Viacom, Inc., Class B	38,243	1,160,675
		16,846,394

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
AbbVie, Inc. (a)	3,041	202,591
Alkermes plc *	28,713	664,993
Amgen, Inc. (a)	22,954	4,282,757
Biogen, Inc. *(a)	1,329	316,063
Dicerna Pharmaceuticals, Inc. *	12,749	173,769
Emergent BioSolutions, Inc. *	25,097	1,107,782
Esperion Therapeutics, Inc. *	5,125	203,411
Genomic Health, Inc. *	23,200	1,692,904
Security	Number of Shares	Value ($)
Incyte Corp. *	19,482	1,654,412
Invitae Corp. *	14,412	387,539
Johnson & Johnson (a)	8,957	1,166,381
Novartis AG ADR	16,935	1,550,907
Novo Nordisk A/S ADR	31,348	1,502,196
Regeneron Pharmaceuticals, Inc. *	466	142,018
Vertex Pharmaceuticals, Inc. *	8,476	1,412,271
		16,459,994

Real Estate 6.6%
Alexander & Baldwin, Inc. (a)	114,594	2,694,105
American Tower Corp.	7,160	1,515,199
Boston Properties, Inc.	10,337	1,374,304
Brandywine Realty Trust	39,328	580,088
Colony Capital, Inc. (a)	365,004	2,062,272
CoreCivic, Inc.	45,166	766,467
Global Net Lease, Inc.	12,630	246,538
Paramount Group, Inc.	75,572	1,045,161
PS Business Parks, Inc.	4,704	823,200
Simon Property Group, Inc. (a)	20,826	3,377,977
		14,485,311

Retailing 6.1%
Amazon.com, Inc. *(a)	4,379	8,174,630
AutoZone, Inc. *	493	553,659
Best Buy Co., Inc. (a)	19,406	1,485,141
Core-Mark Holding Co., Inc.	7,931	296,857
Expedia Group, Inc.	1,584	210,260
Kohl's Corp. (a)	2,368	127,540
Lowe's Cos., Inc.	4,227	428,618
Tailored Brands, Inc.	56,761	276,426
The TJX Cos., Inc. (a)	33,958	1,852,749
		13,405,880

Semiconductors & Semiconductor Equipment 3.9%
Broadcom, Inc.	979	283,900
Intel Corp. (a)	59,342	2,999,738
Lam Research Corp.	7,521	1,568,956
Lattice Semiconductor Corp. *	17,824	344,716
NXP Semiconductors N.V.	14,232	1,471,447
ON Semiconductor Corp. *	27,360	588,514
Synaptics, Inc. *	8,296	266,965
Xilinx, Inc.	5,247	599,260
Xperi Corp.	19,347	413,058
		8,536,554

Software & Services 11.4%
Accenture plc, Class A (a)	13,803	2,658,182
Akamai Technologies, Inc. *(a)	14,167	1,248,538
Atlassian Corp. plc, Class A *	4,026	564,123
Bottomline Technologies (de), Inc. *	13,016	547,843
CACI International, Inc., Class A *	6,324	1,360,609
Cadence Design Systems, Inc. *(a)	24,616	1,819,368
CommVault Systems, Inc. *	7,693	349,570
Cornerstone OnDemand, Inc. *	11,079	655,877
Intuit, Inc. (a)	4,261	1,181,618
Microsoft Corp. (a)	57,187	7,792,872
Nuance Communications, Inc. *(a)	109,365	1,819,834
Oracle Corp. (a)	30,822	1,735,279
PayPal Holdings, Inc. *	8,228	908,371
Progress Software Corp. (a)	18,402	796,622
VeriSign, Inc. *	4,754	1,003,522
Visa, Inc., Class A	2,118	377,004
		24,819,232

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 6.6%
Apple, Inc. (a)	23,796	5,069,500
CDW Corp.	4,622	546,135
Ciena Corp. *	14,568	658,765
Cisco Systems, Inc. (a)	69,006	3,822,932
Dell Technologies, Inc., Class C *	7,407	427,680
Fabrinet *	6,769	363,360
Keysight Technologies, Inc. *	11,630	1,041,118
Plantronics, Inc.	26,054	1,000,474
Zebra Technologies Corp., Class A *(a)	6,697	1,412,330
		14,342,294

Telecommunication Services 0.7%
CenturyLink, Inc.	28,004	338,568
Telefonica S.A. ADR	67,452	513,310
Verizon Communications, Inc.	12,008	663,682
		1,515,560

Transportation 0.4%
United Airlines Holdings, Inc. *(a)	10,597	973,970

Utilities 2.6%
AES Corp.	35,246	591,780
Ameren Corp.	5,652	427,800
Avista Corp. (a)	11,061	509,138
CenterPoint Energy, Inc.	7,405	214,819
Exelon Corp.	36,269	1,634,281
NextEra Energy, Inc.	1,887	390,930
NRG Energy, Inc.	9,219	314,737
Vistra Energy Corp. (a)	79,212	1,699,889
		5,783,374
Total Common Stock
(Cost $200,675,547)		217,669,024

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund had the following short sale positions at July 31, 2019:

Security	Number of Shares	Value ($)
Short Sales (42.6%) of net assets

Automobiles & Components (1.5%)
Dorman Products, Inc.	13,872	(997,119)
Tesla, Inc.	6,149	(1,485,660)
Visteon Corp.	11,302	(744,576)
		(3,227,355)

Banks (0.2%)
Home BancShares, Inc.	26,888	(528,887)

Capital Goods (5.9%)
AAON, Inc.	9,809	(498,297)
Aircastle Ltd.	46,701	(970,914)
Axon Enterprise, Inc.	5,751	(403,835)
Beacon Roofing Supply, Inc.	12,200	(442,006)
BWX Technologies, Inc.	43,951	(2,369,398)
Cubic Corp.	17,808	(1,178,890)
Sunrun, Inc.	114,969	(2,190,160)
Trex Co., Inc.	5,367	(438,752)
Trinity Industries, Inc.	53,489	(1,048,384)
Wabtec Corp.	4,254	(330,451)
Watsco, Inc.	1,665	(270,762)
Welbilt, Inc.	167,638	(2,752,616)
		(12,894,465)

Commercial & Professional Services (1.9%)
Equifax, Inc.	17,515	(2,436,162)
Exponent, Inc.	8,114	(558,243)
Stericycle, Inc.	24,999	(1,148,954)
		(4,143,359)

Consumer Services (2.2%)
Domino's Pizza, Inc.	2,020	(493,951)
Grand Canyon Education, Inc.	21,205	(2,306,468)
Hilton Grand Vacations, Inc.	28,223	(922,892)
Shake Shack, Inc., Class A	14,084	(1,051,511)
		(4,774,822)

Diversified Financials (2.7%)
Eaton Vance Corp.	16,780	(746,710)
Federated Investors, Inc., Class B	32,662	(1,135,005)
FirstCash, Inc.	18,831	(1,895,152)
Invesco Ltd.	64,169	(1,231,403)
LendingClub Corp.	17,870	(264,119)
TD Ameritrade Holding Corp.	5,391	(275,480)
WisdomTree Investments, Inc.	59,332	(367,858)
		(5,915,727)

Energy (3.2%)
Callon Petroleum Co.	48,028	(236,298)
Concho Resources, Inc.	2,836	(277,020)
Diamond Offshore Drilling, Inc.	31,122	(281,343)
Diamondback Energy, Inc.	1,057	(109,326)
Dril-Quip, Inc.	12,778	(672,378)
Matador Resources Co.	65,456	(1,153,989)
Security	Number of Shares	Value ($)
Ship Finance International Ltd.	215,495	(2,833,759)
Targa Resources Corp.	39,203	(1,525,389)
		(7,089,502)

Food, Beverage & Tobacco (0.4%)
Cal-Maine Foods, Inc.	15,894	(632,104)
Sanderson Farms, Inc.	2,148	(281,431)
		(913,535)

Health Care Equipment & Services (1.8%)
Acadia Healthcare Co., Inc.	15,862	(506,632)
Avanos Medical, Inc.	10,582	(430,899)
Cantel Medical Corp.	8,009	(739,071)
Insulet Corp.	3,908	(480,450)
iRhythm Technologies, Inc.	4,010	(333,391)
LHC Group, Inc.	9,883	(1,250,990)
Nevro Corp.	1,597	(106,775)
		(3,848,208)

Insurance (0.1%)
WR Berkley Corp.	3,574	(248,000)

Materials (2.7%)
Commercial Metals Co.	67,231	(1,177,215)
Graphic Packaging Holding Co.	2,881	(42,811)
Linde plc	12,910	(2,469,425)
Royal Gold, Inc.	6,423	(735,112)
Summit Materials, Inc., Class A	20,338	(375,033)
The Scotts Miracle-Gro Co.	10,156	(1,139,300)
		(5,938,896)

Media & Entertainment (1.6%)
Liberty Broadband Corp., Class A	2,465	(242,038)
Netflix, Inc.	2,739	(884,670)
Zillow Group, Inc., Class A	45,866	(2,285,961)
		(3,412,669)

Pharmaceuticals, Biotechnology & Life Sciences (1.0%)
Alnylam Pharmaceuticals, Inc.	7,843	(608,539)
Bluebird Bio, Inc.	9,514	(1,248,522)
Sage Therapeutics, Inc.	1,436	(230,248)
		(2,087,309)

Real Estate (3.4%)
Acadia Realty Trust	95,212	(2,672,601)
Agree Realty Corp.	20,529	(1,372,364)
Pebblebrook Hotel Trust	67,945	(1,901,780)
Redfin Corp.	40,496	(730,548)
WP Carey, Inc.	9,448	(817,630)
		(7,494,923)

Retailing (3.3%)
AutoNation, Inc.	5,088	(247,684)
Burlington Stores, Inc.	1,897	(342,883)
CarMax, Inc.	3,727	(327,082)
Five Below, Inc.	4,348	(510,716)
Floor & Decor Holdings, Inc., Class A	9,110	(356,656)
GrubHub, Inc.	21,201	(1,433,824)
Ollie's Bargain Outlet Holdings, Inc.	4,409	(373,398)
The Gap, Inc.	26,027	(507,526)

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tiffany & Co.	13,493	(1,267,263)
Wayfair, Inc., Class A	14,494	(1,901,033)
		(7,268,065)

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Energy Industries, Inc.	9,082	(530,389)
Brooks Automation, Inc.	14,465	(561,242)
First Solar, Inc.	45,304	(2,921,655)
Marvell Technology Group Ltd.	17,036	(447,365)
NVIDIA Corp.	3,852	(649,910)
Skyworks Solutions, Inc.	7,537	(642,755)
Universal Display Corp.	2,107	(444,746)
		(6,198,062)

Software & Services (3.7%)
8x8, Inc.	22,013	(532,054)
Guidewire Software, Inc.	11,452	(1,169,020)
LivePerson, Inc.	55,718	(1,849,280)
LiveRamp Holdings, Inc.	31,818	(1,676,491)
Rapid7, Inc.	13,049	(791,422)
RealPage, Inc.	27,270	(1,703,830)
Twilio, Inc., Class A	2,074	(288,514)
		(8,010,611)

Technology Hardware & Equipment (2.0%)
Cognex Corp.	26,655	(1,173,087)
IPG Photonics Corp.	12,314	(1,613,257)
Knowles Corp.	26,139	(531,929)
Security	Number of Shares	Value ($)
Rogers Corp.	1,598	(253,539)
ViaSat, Inc.	10,606	(865,343)
		(4,437,155)

Telecommunication Services (0.4%)
Iridium Communications, Inc.	12,541	(319,043)
Vonage Holdings Corp.	53,696	(665,830)
		(984,873)

Transportation (0.9%)
Copa Holdings S.A., Class A	18,901	(1,910,891)

Utilities (0.9%)
Avangrid, Inc.	23,871	(1,206,679)
Ormat Technologies, Inc.	10,328	(677,000)
		(1,883,679)
Total Short Sales
(Proceeds $90,633,660)		(93,210,993)
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.

ADR –	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$217,669,024	$—	$—	$217,669,024
Liabilities
Short Sales[1]	(93,210,993)	—	—	(93,210,993)
Total	$124,458,031	$—	$—	$124,458,031
[1]	As categorized in Portfolio Holdings.

Schwab Capital Trust
Schwab Health Care Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Australia 1.1%
Cochlear Ltd.	55,637	8,359,440

Denmark 2.6%
Coloplast A/S, Class B	29,012	3,388,475
H. Lundbeck A/S	21,858	842,619
Novo Nordisk A/S, Class B	334,410	16,058,140
		20,289,234

Germany 1.2%
CompuGroup Medical SE	9,598	740,523
Evotec SE *	298,066	8,399,665
		9,140,188

Hong Kong 0.3%
China Medical System Holdings Ltd. (a)	2,211,000	2,109,072
Consun Pharmaceutical Group Ltd. (a)	774,000	468,051
		2,577,123

Ireland 4.8%
Horizon Therapeutics plc *	189,275	4,711,055
ICON plc *	2,610	407,604
Medtronic plc	247,633	25,243,708
Steris plc	45,484	6,770,748
		37,133,115

Japan 4.9%
Astellas Pharma, Inc.	67,600	958,020
BML, Inc.	12,400	340,335
Hoya Corp.	204,200	15,658,443
Kaken Pharmaceutical Co., Ltd.	23,700	1,148,132
Mani, Inc.	20,000	1,437,282
Mochida Pharmaceutical Co., Ltd.	13,700	575,444
NichiiGakkan Co., Ltd.	41,400	655,108
PeptiDream, Inc. *	14,400	801,032
Shionogi & Co., Ltd.	195,800	10,840,469
Suzuken Co., Ltd.	74,100	4,083,430
Takara Bio, Inc.	61,400	1,206,008
		37,703,703

Sweden 0.4%
Vitrolife AB	167,777	3,230,071

Switzerland 8.6%
Alcon, Inc. *	4,353	252,080
Lonza Group AG *	20,173	6,910,334
Novartis AG	253,927	23,284,807
Security	Number of Shares	Value ($)
Roche Holding AG	114,314	30,597,865
Sonova Holding AG	24,902	5,726,375
		66,771,461

United Kingdom 1.1%
AstraZeneca plc	25,604	2,212,027
GlaxoSmithKline plc	99,198	2,051,506
Smith & Nephew plc	184,353	4,173,532
		8,437,065

United States 74.8%
Abbott Laboratories	287,700	25,058,670
AbbVie, Inc.	254,947	16,984,569
ACADIA Pharmaceuticals, Inc. *	91,257	2,243,097
Agilent Technologies, Inc.	231,237	16,050,160
Alexion Pharmaceuticals, Inc. *	99,640	11,288,216
Amedisys, Inc. *	17,400	2,399,286
Amgen, Inc.	176,408	32,914,205
Amicus Therapeutics, Inc. *	32,407	401,847
Anthem, Inc.	58,291	17,173,112
Arena Pharmaceuticals, Inc. *	6,553	410,742
Baxter International, Inc.	91,088	7,648,659
Bio-Techne Corp.	24,669	5,184,190
Biogen, Inc. *	67,099	15,957,484
BioSpecifics Technologies Corp. *	6,476	376,256
Bristol-Myers Squibb Co.	322,234	14,310,412
Celgene Corp. *	120,747	11,091,819
Chemed Corp.	503	203,911
Danaher Corp.	101,100	14,204,550
Eli Lilly & Co.	208,843	22,753,445
Emergent BioSolutions, Inc. *	11,298	498,694
Epizyme, Inc. *	30,303	401,818
Genomic Health, Inc. *	31,709	2,313,806
Gilead Sciences, Inc.	349,829	22,920,796
HCA Healthcare, Inc.	54,260	7,244,253
Hill-Rom Holdings, Inc.	73,241	7,810,420
Hologic, Inc. *	274,754	14,081,142
IDEXX Laboratories, Inc. *	16,702	4,710,799
Illumina, Inc. *	3,499	1,047,531
Incyte Corp. *	53,416	4,536,087
Jazz Pharmaceuticals plc *	38,400	5,352,192
Johnson & Johnson	519,678	67,672,469
Kura Oncology, Inc. *	31,194	596,429
Lantheus Holdings, Inc. *	14,212	321,475
McKesson Corp.	53,805	7,476,205
Merck & Co., Inc.	619,060	51,375,789
Meridian Bioscience, Inc.	127,751	1,526,624
Mettler-Toledo International, Inc. *	1,063	804,425
Molina Healthcare, Inc. *	41,533	5,514,752
Myriad Genetics, Inc. *	50,578	1,473,843
NextGen Healthcare, Inc. *	39,788	650,932
PDL BioPharma, Inc. *	229,750	661,680
Pfizer, Inc.	1,166,741	45,316,220
PRA Health Sciences, Inc. *	4,089	408,532
Regeneron Pharmaceuticals, Inc. *	22,867	6,968,947

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Stryker Corp.	60,075	12,602,533
Tenet Healthcare Corp. *	71,527	1,685,891
The Cooper Cos., Inc.	8,168	2,755,883
The Ensign Group, Inc.	6,976	420,374
Thermo Fisher Scientific, Inc.	87,504	24,298,111
Triple-S Management Corp., Class B *	32,059	768,769
UnitedHealth Group, Inc.	117,978	29,377,702
Vanda Pharmaceuticals, Inc. *	33,800	420,810
Varex Imaging Corp. *	13,307	423,030
Varian Medical Systems, Inc. *	1,638	192,252
Veracyte, Inc. *	28,189	799,722
Vertex Pharmaceuticals, Inc. *	27,555	4,591,214
Waters Corp. *	29,817	6,278,268
Zimmer Biomet Holdings, Inc.	14,911	2,014,923
Zoetis, Inc.	130,473	14,990,043
		579,960,015
Total Common Stock
(Cost $557,031,064)		773,601,415
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.0% of net assets

Time Deposits 0.0%
Barclays Capital, Inc.
U.S. Dollar
1.75%, 08/01/19 (b)	178,921	178,921
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Brown Brothers Harriman
Australian Dollar
0.37%, 08/01/19 (b)	9	6
Hong Kong Dollar
0.87%, 08/01/19 (b)	24	3
Total Short-Term Investments
(Cost $178,930)		178,930
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$620,323,201	$—	$—	$620,323,201
Australia	—	8,359,440	—	8,359,440
Denmark	—	20,289,234	—	20,289,234
Germany	—	9,140,188	—	9,140,188
Hong Kong	—	—	2,577,123	2,577,123
Japan	—	37,703,703	—	37,703,703
Switzerland	—	66,771,461	—	66,771,461
United Kingdom	—	8,437,065	—	8,437,065
Short-Term Investments[1]	—	178,930	—	178,930
Total	$620,323,201	$150,880,021	$2,577,123	$773,780,345
[1]	As categorized in Portfolio Holdings.

Schwab Capital Trust
Schwab International Core Equity Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Australia 5.9%
Altium Ltd.	47,725	1,186,812
Australia & New Zealand Banking Group Ltd.	736,558	13,998,048
Beach Energy Ltd.	1,694,317	2,442,347
Brambles Ltd.	283,808	2,538,639
Bravura Solutions Ltd.	603,655	2,017,654
Coca-Cola Amatil Ltd.	514,303	3,722,348
Cochlear Ltd.	11,401	1,712,996
Evolution Mining Ltd.	666,631	2,262,530
Inghams Group Ltd.	1,574,675	4,363,004
Macquarie Group Ltd.	105,073	9,195,881
QBE Insurance Group Ltd.	221,400	1,886,860
Regis Resources Ltd.	273,379	1,032,144
Sandfire Resources NL	939,515	4,286,632
Saracen Mineral Holdings Ltd. *	213,513	603,782
Service Stream Ltd.	1,012,938	2,063,449
Telstra Corp., Ltd.	2,105,203	5,707,884
Woodside Petroleum Ltd.	39,915	941,235
		59,962,245

Austria 0.6%
Erste Group Bank AG *	89,644	3,217,566
OMV AG	4	200
Wienerberger AG	127,048	2,904,079
		6,121,845

Belgium 0.4%
Colruyt S.A.	43,100	2,245,777
UCB S.A.	28,289	2,205,877
		4,451,654

Brazil 0.1%
YDUQS Part *	69,800	627,338

Canada 1.6%
Air Canada *	110,193	3,791,381
Constellation Software, Inc.	3,008	2,861,885
Kirkland Lake Gold Ltd.	106,230	4,393,115
Parex Resources, Inc. *	313,185	5,353,427
		16,399,808

Denmark 2.5%
Novo Nordisk A/S, Class B	296,665	14,245,651
SimCorp A/S	65,034	5,861,672
Topdanmark A/S	105,154	5,389,772
		25,497,095

Security	Number of Shares	Value ($)
Finland 0.8%
Fortum Oyj	219,240	5,029,285
Valmet Oyj	166,494	3,232,905
		8,262,190

France 9.2%
Air France-KLM *	166,660	1,738,659
Christian Dior SE	22,090	11,453,387
Engie S.A.	475,405	7,316,241
Faurecia SE	36,453	1,725,049
Gaztransport Et Technigaz S.A.	70,219	6,370,620
Kering S.A.	10,551	5,449,710
L'Oreal S.A.	71,696	19,183,292
LVMH Moet Hennessy Louis Vuitton SE	17,500	7,228,537
Peugeot S.A.	529,401	12,495,447
Sanofi	24,446	2,037,130
Societe Generale S.A.	229,039	5,610,234
TOTAL S.A.	198,886	10,308,297
Veolia Environnement S.A.	104,591	2,639,442
		93,556,045

Germany 7.8%
adidas AG	60,009	19,127,454
Allianz SE	121,744	28,245,699
CompuGroup Medical SE	10,101	779,331
Deutsche Boerse AG	35,895	4,983,032
Deutsche Pfandbriefbank AG	345,837	3,926,162
Deutsche Telekom AG	373,641	6,120,641
Evotec SE *	40,417	1,138,974
HOCHTIEF AG	19,295	2,186,478
Infineon Technologies AG	61,403	1,137,317
MTU Aero Engines AG	31,772	7,917,482
Siemens AG	33,455	3,641,018
		79,203,588

Greece 0.2%
Hellenic Telecommunications Organization S.A.	186,108	2,562,909

Hong Kong 5.6%
Anhui Conch Cement Co., Ltd., Class H (a)(b)	205,000	1,183,719
CITIC Ltd. (b)	3,702,259	4,902,043
CK Asset Holdings Ltd. (b)	767,500	5,770,934
CK Infrastructure Holdings Ltd. (b)	283,000	2,194,109
CNOOC Ltd. (b)	554,000	913,415
Hong Kong Exchanges & Clearing Ltd. (b)	75,000	2,520,476
IGG, Inc. (b)	1,840,000	1,748,171
Kerry Properties Ltd. (b)	678,500	2,547,772
Lenovo Group Ltd. (b)	8,631,000	6,944,966
Longfor Group Holdings Ltd. (b)	1,551,000	5,735,893
Ping An Insurance Group Co. of China Ltd., Class H (a)(b)	252,000	2,970,024

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sands China Ltd. (b)	1,351,800	6,488,458
Tencent Holdings Ltd. (b)	222,606	10,371,873
Weichai Power Co., Ltd., Class H (a)(b)	1,628,000	2,508,402
Zhejiang Expressway Co., Ltd., Class H (a)(b)	778,000	753,061
		57,553,316

Italy 2.3%
Assicurazioni Generali S.p.A.	160,486	2,993,114
Eni S.p.A.	47,471	741,559
Italgas S.p.A.	1,699,030	10,735,779
UniCredit S.p.A.	584,553	6,882,828
Unipol Gruppo S.p.A.	329,043	1,687,884
		23,041,164

Japan 23.3%
Advantest Corp.	3,300	127,079
AEON REIT Investment Corp.	7,288	9,467,908
Akatsuki, Inc.	15,200	1,024,138
Astellas Pharma, Inc.	426,700	6,047,147
Bandai Namco Holdings, Inc.	53,400	2,870,744
Daiwabo Holdings Co., Ltd.	79,000	3,828,372
Hazama Ando Corp.	231,000	1,592,370
Heiwa Real Estate REIT, Inc.	1,461	1,787,154
Hitachi Ltd.	249,100	8,831,791
Hosiden Corp.	421,800	4,682,578
Hoya Corp.	226,763	17,388,616
Invincible Investment Corp.	16,693	9,581,098
Japan Airlines Co., Ltd.	158,700	4,969,737
Japan Aviation Electronics Industry Ltd.	168,000	2,339,785
Japan Post Holdings Co., Ltd.	801,000	7,851,819
Kakaku.com, Inc.	47,300	982,476
Kanamoto Co., Ltd.	113,800	2,925,180
Kenedix Office Investment Corp.	412	2,958,842
Keyence Corp.	8,600	4,935,099
Makino Milling Machine Co., Ltd.	72,000	3,001,543
Meitec Corp.	39,000	2,009,943
Mitsubishi Heavy Industries Ltd.	216,000	8,910,251
Mitsubishi Logistics Corp.	64,000	1,702,080
Mitsubishi UFJ Financial Group, Inc.	2,702,700	13,348,638
Mitsubishi UFJ Lease & Finance Co., Ltd.	800,800	4,243,609
Morinaga & Co., Ltd.	70,000	3,282,073
Nihon Unisys Ltd.	74,452	2,443,501
Nintendo Co., Ltd.	5,700	2,096,988
Nippon Telegraph & Telephone Corp.	73,000	3,294,568
Oki Electric Industry Co., Ltd.	52,300	695,635
Rakuten, Inc.	44,000	448,765
Recruit Holdings Co., Ltd.	153,900	5,211,435
Sankyu, Inc.	172,380	9,254,837
Seino Holdings Co., Ltd.	465,000	5,791,873
Shin-Etsu Chemical Co., Ltd.	18,000	1,832,685
Shionogi & Co., Ltd.	166,419	9,213,790
Sony Corp.	321,698	18,296,224
Sumitomo Mitsui Construction Co., Ltd.	678,600	3,607,081
Sumitomo Mitsui Financial Group, Inc.	206,500	7,221,258
Sumitomo Mitsui Trust Holdings, Inc.	87,000	2,973,515
Sushiro Global Holdings Ltd.	16,400	1,005,840
Suzuken Co., Ltd.	34,200	1,884,660
Takuma Co., Ltd.	128,800	1,528,363
Toei Co., Ltd.	20,000	2,741,614
Tokuyama Corp.	392,700	9,039,205
Tokyo Electron Ltd.	22,000	3,726,191
Tokyo Steel Manufacturing Co., Ltd.	518,053	3,935,179
Tomy Co., Ltd.	299,500	3,825,197
Security	Number of Shares	Value ($)
Toshiba TEC Corp.	96,900	2,872,497
Toyota Motor Corp.	63,800	4,122,321
		237,753,292

Mexico 0.2%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	252,500	1,554,890

Netherlands 5.8%
Adyen N.V. *	3,974	3,002,698
Airbus SE	40,988	5,794,099
Heineken Holding N.V.	119,287	12,053,692
Koninklijke Ahold Delhaize N.V.	615,162	13,972,122
Koninklijke Philips N.V.	29,091	1,364,678
SBM Offshore N.V.	234,010	4,630,380
Signify N.V.	35,405	962,197
Unilever N.V.	69,678	4,038,789
Wolters Kluwer N.V.	181,450	13,152,461
		58,971,116

New Zealand 0.5%
a2 Milk Co., Ltd. *	297,912	3,500,497
Spark New Zealand Ltd.	795,236	2,072,980
		5,573,477

Norway 1.6%
DNO A.S.A.	2,771,899	4,636,216
Equinor A.S.A.	259,080	4,645,379
Telenor A.S.A.	325,157	6,588,642
		15,870,237

Portugal 0.1%
Sonae SGPS, S.A.	1,400,000	1,305,605

Spain 2.3%
ACS Actividades de Construccion y Servicios S.A.	343,780	13,891,029
Amadeus IT Group S.A.	87,140	6,809,721
Telefonica S.A.	415,915	3,170,777
		23,871,527

Sweden 1.9%
Boliden AB	65,477	1,484,841
Bravida Holding AB	246,072	2,043,854
Evolution Gaming Group AB	104,899	2,283,986
Hemfosa Fastigheter AB	465,184	4,187,314
Investor AB, B Shares	67,251	3,197,550
Sandvik AB	182,339	2,798,100
Volvo AB, B Shares	201,550	2,994,048
		18,989,693

Switzerland 10.7%
BKW AG	36,813	2,383,000
Cembra Money Bank AG	65,175	6,281,340
Forbo Holding AG	2,458	3,834,004
Kardex AG	10,018	1,444,453
Nestle S.A.	272,416	28,899,844
Novartis AG	249,893	22,914,894
Pargesa Holding S.A.	55,590	4,172,339
Partners Group Holding AG	2,116	1,682,834

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Roche Holding AG	132,890	35,570,011
UBS Group AG *	131,740	1,470,460
		108,653,179

Taiwan 0.6%
Chicony Electronics Co., Ltd.	795,000	2,021,523
Feng TAY Enterprise Co., Ltd.	225,500	1,499,589
Radiant Opto-Electronics Corp.	554,000	2,177,101
		5,698,213

United Kingdom 15.4%
Anglo American plc	124,388	3,048,053
Ashtead Group plc	210,574	5,790,186
AstraZeneca plc	31,629	2,732,549
Auto Trader Group plc	1,072,278	7,039,055
Avast plc	292,900	1,196,163
Aviva plc	1,685,898	8,277,111
BHP Group plc	999,462	23,830,697
BT Group plc	1,202,000	2,815,507
Diageo plc	239,100	9,970,512
Direct Line Insurance Group plc	1,235,595	4,833,276
Drax Group plc	434,594	1,592,429
Dunelm Group plc	320,382	3,602,004
GlaxoSmithKline plc	461,712	9,548,630
Halma plc	103,776	2,506,135
HSBC Holdings plc	810,761	6,492,969
Legal & General Group plc	6,309,227	20,008,435
Lloyds Banking Group plc	8,519,502	5,511,126
Security	Number of Shares	Value ($)
Quilter plc	857,081	1,501,033
Rentokil Initial plc	199,852	1,055,899
Rio Tinto plc	51,388	2,901,955
Royal Dutch Shell plc, A Shares	351,976	11,085,649
Smith & Nephew plc	158,503	3,588,319
Unilever plc	298,669	17,968,571
		156,896,263
Total Common Stock
(Cost $963,992,092)		1,012,376,689

Other Investment Company 0.2% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26% (c)	2,275,721	2,275,721
Total Other Investment Company
(Cost $2,275,721)		2,275,721
*	Non-income producing security.
(a)	Represents a China based company which is listed on the Hong Kong exchange and traded in Hong Kong dollars.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$217,886,288	$—	$217,886,288
Australia	2,538,639	57,423,606	—	59,962,245
Brazil	627,338	—	—	627,338
Canada	16,399,808	—	—	16,399,808
France	1,738,659	91,817,386	—	93,556,045
Greece	2,562,909	—	—	2,562,909
Hong Kong	—	—	57,553,316	57,553,316
Japan	2,029,978	235,723,314	—	237,753,292
Mexico	1,554,890	—	—	1,554,890
Netherlands	962,197	58,008,919	—	58,971,116
Switzerland	1,444,453	107,208,726	—	108,653,179
United Kingdom	3,602,004	153,294,259	—	156,896,263
Other Investment Company[1]	2,275,721	—	—	2,275,721
Total	$35,736,596	$921,362,498	$57,553,316	$1,014,652,410
[1]	As categorized in Portfolio Holdings.

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2018	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2019
Common Stock
Hong Kong	$—	($826,332)	$1,381,691	$50,936,477	($19,448,133)	$25,509,613	$—	$57,553,316
Total	$—	($826,332)	$1,381,691	$50,936,477	($19,448,133)	$25,509,613	$—	$57,553,316
The transfers into Level 3 from Level 1 or Level 2 were due to the result of fair valued securities from an early market exchange closure. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Active Equity Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Active Equity Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87636JUL19